Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	£ 4,129	£ 4,513	£ 4,552
Deferred income	912
Committed sales	555
Remaining transaction price	1,467
Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	2,039	2,188	2,200
Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,345	1,365	1,344
Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	745	£ 960	£ 1,008
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	217
Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	64
Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	776
Deferred income	679
Committed sales	8
Remaining transaction price	687
Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,128
Deferred income	196
Committed sales	402
Remaining transaction price	598
Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	681
sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	1,228
Deferred income	1
Remaining transaction price	1
Other [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	35
Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	310
Deferred income	17
Remaining transaction price	17
Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue	371
Deferred income	19
Committed sales	145
Remaining transaction price	164
2019 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	868
2019 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	272
2019 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	420
2019 [member] | sale or return [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2019 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	13
2019 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	162
2020 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	308
2020 [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	131
2020 [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	173
2020 [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	3
2020 [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2021 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	291
2021 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	284
2021 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	5
2021 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2021 and later [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	£ 1